CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 56,103,853	$ 37,809,465	$ 29,055,306
Cost of revenues
Total cost of revenues	(31,602,432)	(24,244,227)	(18,034,418)
Gross profit	24,501,421	13,565,238	11,020,888
Operating expenses
Selling and marketing expenses	(7,169,559)	(4,711,294)	(1,750,877)
General and administrative expenses	(6,750,220)	(6,705,791)	(2,531,630)
Research and development costs	(1,113,058)	(548,122)	(455,398)
Gain (loss) from disposal of property, plant and equipment	(4,041)	34,878	78
Total operating expenses	(15,036,878)	(11,930,329)	(4,737,827)
Income from operations	9,464,543	1,634,909	6,283,061
Other income, net
Interest expenses	(23,734)	(15,085)	(109,003)
Interest income	348,326	113,736	18,239
Share of profits from equity method investment	3,409,385	2,622,348	2,335,281
Currency exchange gain	68,010	97,506	12,433
Other income, net	555,443	474,348	434,031
Total other income, net	4,357,430	3,292,853	2,690,981
Income before income tax provision	13,821,973	4,927,762	8,974,042
Income tax provision	(3,668,171)	(1,264,933)	(1,284,203)
Net income	10,153,802	3,662,829	7,689,839
Less: net loss attributable to non-controlling interests	(31,233)	(19,894)	(1,246)
Net income attributable to ZJK Industrial Co., Ltd.’s shareholders	10,185,035	3,682,723	7,691,085
Other comprehensive (loss)/income
Foreign currency translation adjustment attributable to parent company	1,330,423	(618,728)	(460,025)
Foreign currency translation adjustment attributable to non-controlling interests	(1,925)	332	19
Total comprehensive income	11,482,300	3,044,433	7,229,833
Comprehensive loss attributable to non-controlling interests	(33,158)	(19,562)	(1,227)
Comprehensive income attributable to ZJK Industrial Co., Ltd.’s shareholders	$ 11,515,458	$ 3,063,995	$ 7,231,060
Basic	$ 0.16	$ 0.06	$ 0.13
Diluted	$ 0.16	$ 0.06	$ 0.13
Basic	62,496,008	60,336,800	60,000,000
Diluted	62,622,446	60,336,800	60,000,000
Third Party Sales [Member]
Revenues
Total revenues	$ 35,728,684	$ 21,250,363	$ 13,961,495
Cost of revenues
Total cost of revenues	(15,654,953)	(12,281,086)	(9,486,512)
Related Party Sales [Member]
Revenues
Total revenues	20,375,169	16,559,102	15,093,811
Cost of revenues
Total cost of revenues	$ (15,947,479)	$ (11,963,141)	$ (8,547,906)